Long-Term Debt, net - Maturities (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Scheduled maturities of long-term debt
June 30, 2020	$ 113,826
June 30, 2021	119,084
June 30, 2022	105,927
June 30, 2023	85,222
June 30, 2024	1,047,483
Total long-term debt	1,471,542
Other current liabilities
Debt refinancing discussion
Unpaid loan amendment fees	17,800		$ 30,500
Other long-term liabilities
Debt refinancing discussion
Unpaid loan amendment fees	7,400		$ 14,800
Other income/(expenses), net
Debt refinancing discussion
Professional fees related to refinancing discussions with lenders	0	$ 29,700
Fixed principal repayments
Scheduled maturities of long-term debt
June 30, 2020	113,826
June 30, 2021	119,084
June 30, 2022	105,927
June 30, 2023	85,222
June 30, 2024	35,879
Total long-term debt	459,938
Final payments
Scheduled maturities of long-term debt
June 30, 2024	1,011,604
Total long-term debt	$ 1,011,604